Schedule of Investments(a)
January 31, 2020
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–98.81%
Biotechnology–17.23%
ACADIA Pharmaceuticals, Inc.(b)	199,571	$7,970,866
Alexion Pharmaceuticals, Inc.(b)	178,677	17,758,707
Amarin Corp. PLC, ADR (Ireland)(b)	366,042	6,790,079
Ascendis Pharma A/S, ADR (Denmark)(b)	64,385	8,698,413
Avrobio, Inc.(b)	103,816	2,255,922
Biogen, Inc.(b)	127,336	34,234,284
Biohaven Pharmaceutical Holding Co. Ltd.(b)	147,431	7,148,929
BioMarin Pharmaceutical, Inc.(b)	329,377	27,502,979
Black Diamond Therapeutics, Inc.(b)	108,606	4,072,725
Bluebird Bio, Inc.(b)	38,837	3,094,921
Constellation Pharmaceuticals, Inc.(b)	61,335	2,026,508
DBV Technologies S.A., ADR (France)(b)	233,573	2,272,665
Exact Sciences Corp.(b)	211,563	19,734,597
Global Blood Therapeutics, Inc.(b)	128,607	8,392,893
Heron Therapeutics, Inc.(b)	189,634	3,955,765
Immunomedics, Inc.(b)	374,656	6,957,362
Incyte Corp.(b)	137,988	10,082,783
IVERIC bio, Inc.(b)	706,588	4,691,744
Kadmon Holdings, Inc.(b)	1,271,822	5,837,663
Neurocrine Biosciences, Inc.(b)	95,631	9,570,750
REGENXBIO, Inc.(b)	100,622	4,380,076
Rocket Pharmaceuticals, Inc.(b)	423,274	8,668,652
Rubius Therapeutics, Inc.(b)	275,076	2,145,593
Sarepta Therapeutics, Inc.(b)	76,875	8,914,425
Vertex Pharmaceuticals, Inc.(b)	143,857	32,662,732
		249,822,033
Drug Retail–0.66%
Raia Drogasil S.A. (Brazil)	331,578	9,617,666
Health Care Equipment–17.22%
Abbott Laboratories	419,338	36,541,113
Baxter International, Inc.	214,251	19,115,474
Becton, Dickinson and Co.	54,436	14,979,699
Boston Scientific Corp.(b)	780,916	32,696,953
Edwards Lifesciences Corp.(b)	85,030	18,694,696
Globus Medical, Inc., Class A(b)	62,512	3,268,127
Koninklijke Philips N.V. (Netherlands)	543,041	24,857,989
Medtronic PLC	549,657	63,452,404
Zimmer Biomet Holdings, Inc.	243,532	36,018,383
		249,624,838
Health Care Facilities–1.56%
HCA Healthcare, Inc.	162,845	22,602,886
Health Care Services–2.74%
Cigna Corp.	112,297	21,603,697
CVS Health Corp.	267,454	18,138,730
		39,742,427
Health Care Supplies–2.71%
Alcon, Inc. (Switzerland)(b)	137,760	8,119,574
Align Technology, Inc.(b)	45,256	11,635,318
Shares		Value
Health Care Supplies–(continued)
Silk Road Medical, Inc.(b)	419,481	$19,522,646
		39,277,538
Health Care Technology–1.29%
HMS Holdings Corp.(b)	215,816	5,896,093
Inspire Medical Systems, Inc.(b)	172,063	12,870,312
		18,766,405
Life Sciences Tools & Services–8.35%
10X Genomics, Inc., Class A(b)	64,204	5,867,604
Agilent Technologies, Inc.	110,427	9,116,853
Bio-Rad Laboratories, Inc., Class A(b)	40,877	14,753,327
Eurofins Scientific SE (Luxembourg)	25,676	13,833,225
Illumina, Inc.(b)	49,468	14,349,183
Thermo Fisher Scientific, Inc.	201,729	63,179,505
		121,099,697
Managed Health Care–12.81%
Anthem, Inc.	103,885	27,558,613
Centene Corp.(b)	402,280	25,267,207
Hapvida Participacoes e Investimentos S.A. (Brazil)(c)	1,015,500	14,243,937
HealthEquity, Inc.(b)	77,279	5,105,051
Humana, Inc.	99,193	33,352,654
Notre Dame Intermedica Participacoes S.A. (Brazil)	1,015,461	16,647,718
UnitedHealth Group, Inc.	233,318	63,567,489
		185,742,669
Pharmaceuticals–34.24%
AstraZeneca PLC, ADR (United Kingdom)	1,123,953	54,736,511
Axsome Therapeutics, Inc.(b)	307,054	26,658,428
Bristol-Myers Squibb Co.	529,988	33,362,745
Elanco Animal Health, Inc.(b)	392,352	12,123,677
Eli Lilly and Co.	266,779	37,253,020
Johnson & Johnson	415,952	61,922,774
Merck & Co., Inc.	527,405	45,061,483
Milestone Pharmaceuticals, Inc. (Canada)(b)	232,652	5,129,977
Nippon Shinyaku Co. Ltd. (Japan)	196,800	17,588,016
Novartis AG, ADR (Switzerland)	681,324	64,391,931
Novo Nordisk A/S, Class B (Denmark)	477,954	29,176,950
Odonate Therapeutics, Inc.(b)	186,495	5,445,654
Pfizer, Inc.	609,666	22,703,962
Relmada Therapeutics, Inc.(b)	194,361	8,619,910
Roche Holding AG (Switzerland)	85,317	28,714,367
Sanofi, ADR (France)	779,021	37,603,344
Zogenix, Inc.(b)	120,254	6,057,194
		496,549,943
Total Common Stocks & Other Equity Interests (Cost $856,696,876)		1,432,846,102
Preferred Stocks–0.00%
Health Care Equipment–0.00%
Intacta Technologies, Inc., Series C, Pfd., (Acquired 03/26/2001) (Cost $2,000,001)(d)	2,439,026	3

See accompanying notes which are an integral part of this schedule.
Invesco Health Care Fund

Shares		Value
Money Market Funds–1.33%
Invesco Government & Agency Portfolio, Institutional Class, 1.48%(e)	6,686,134	$6,686,134
Invesco Liquid Assets Portfolio, Institutional Class, 1.66%(e)	4,894,161	4,896,118
Invesco Treasury Portfolio, Institutional Class, 1.47%(e)	7,641,297	7,641,297
Total Money Market Funds (Cost $19,222,683)		19,223,549
TOTAL INVESTMENTS IN SECURITIES–100.14% (Cost $877,919,560)		1,452,069,654
OTHER ASSETS LESS LIABILITIES—(0.14)%		(1,982,361)
NET ASSETS–100.00%		$1,450,087,293
Investment Abbreviations:
ADR	– American Depositary Receipt
Pfd.	– Preferred
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at January 31, 2020 represented less than 1% of the Fund’s Net Assets.
(d)	Security is considered venture capital.
(e)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of January 31, 2020.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Health Care Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$1,318,675,555	$114,170,547	$—	$1,432,846,102
Preferred Stocks	3	—	—	3
Money Market Funds	19,223,549	—	—	19,223,549
Total Investments	$1,337,899,107	$114,170,547	$—	$1,452,069,654
NOTE 2—Subsequent Event
The World Health Organization has declared the coronavirus (COVID-19) to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
Invesco Health Care Fund